Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2025
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
1.	Consolidated VIEs
March 31, 2024

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
( a ) VIEs for acquisition of real estate and real estate development projects for customers	¥1,657	¥1	¥0	¥0
( b ) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	51,654	10,461	16,434	0
( c ) VIEs for corporate rehabilitation support business	5,043	29	0	0
( d ) VIEs for investment in securities	217,715	117	0	77,566
(e) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	213,615	165,062	213,615	0
(f) VIEs for securitization of loan receivable originated by third parties	497	1,015	497	0
( g ) VIEs for power generation projects	236,715	156,000	181,610	42,102
(h) Other VIEs	165,278	54,648	122,712	0

Total	¥892,174	¥387,333	¥534,868	¥119,668

March 31, 2025

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
( a ) VIEs for acquisition of real estate and real estate development projects for customers	¥0	¥0	¥0	¥0
( b ) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	51,025	10,956	16,769	0
( c ) VIEs for corporate rehabilitation support business	5,069	8	0	0
( d ) VIEs for investment in securities	225,040	111	0	85,069
( e ) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	85,765	66,914	85,765	0
( f ) VIEs for securitization of loan receivable originated by third parties	0	0	0	0
( g ) VIEs for power generation projects	112,360	76,429	105,499	56,959
(h) Other VIEs	146,801	65,311	135,064	0

Total	¥626,060	¥219,729	¥343,097	¥142,028

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs

March 31, 2024

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Non-recourse loans	Investments	Maximum exposure to loss *
( a ) VIEs for acquisition of real estate and real estate development projects for customers	¥1,196,344	¥52,666	¥11,773	¥67,439
( b ) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
( c ) VIEs for corporate rehabilitation support business	0	0	0	0
( d ) VIEs for investment in securities	23,366,221	0	223,264	318,007
(e) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(f) VIEs for securitization of loan receivable originated by third parties	1,396,339	0	14,691	14,691
( g ) VIEs for power generation projects	14,830	0	2,630	4,680
(h) Other VIEs	2,308,142	3,778	42,512	70,016

Total	¥28,281,876	¥56,444	¥294,870	¥474,833

March 31, 2025
	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Non-recourse loans	Investments	Maximum exposure to loss *
( a ) VIEs for acquisition of real estate and real estate development projects for customers	¥1,859,420	¥132,495	¥11,224	¥149,602
( b ) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
( c ) VIEs for corporate rehabilitation support business	0	0	0	0
( d ) VIEs for investment in securities	32,105,994	0	272,927	375,942
(e) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(f) VIEs for securitization of loan receivable originated by third parties	760,293	0	16,437	16,437
( g ) VIEs for power generation projects	19,499	0	3,945	5,195
(h) Other VIEs	2,914,618	3,732	51,661	75,479

Total	¥37,659,824	¥136,227	¥356,194	¥622,655

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.